Submission	Jun. 27, 2025
Submission [Line Items]
Central Index Key	0001144879
Registrant Name	APPLIED DIGITAL CORPORATION
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES